EVERGREEN MARKET INDEX FUND
Semiannual Report
as of November 30, 2002

January 2003

Dear Evergreen Shareholder:

We are pleased to provide the semiannual report for the Evergreen Market Index Fund, which covers the six-week period ended November 30, 2002.

Market analysis

After plummeting for much of 2002, the equity markets regained significant upward momentum for the six-week period ended November 30. Stocks had faced a huge challenge in early October, having exceeded the five-year lows achieved in July. History suggested that it was crunch time for the stock market. “Double-bottoms” typically result with extremes on the upside or the downside; flat performance is a rare phenomenon after such events. Few investors appeared willing to stomach further losses.

Fortunately, equities rallied handsomely after this critical juncture. Optimism about the prospects for recovery in 2003 became prevalent and war with Iraq was no longer an imminent threat. Economic data remained mixed, however, as growth in some areas was offset by weakness in others. The Federal Reserve Board responded with a larger than expected rate cut, encouraging both Wall Street and Main Street.

Corporate earnings also attracted investors once again to the equity markets. Operating earnings for companies in the Standard & Poor’s 500 Index rose 7% for the third quarter. While lower than original forecasts, the growth in profitability represented a better-than-feared profit picture. In addition, fourth quarter earnings had the benefit of easy year-over-year comparisons, potentially building a stronger earnings per share base heading into 2003.

The election results in early November also appeared favorable for equity investors. Optimism swirled regarding fiscal incentives for corporate spending and dividend tax relief for individual investors. President Bush also made changes to his economic team, indicating the administration’s zeal for fiscal improvements from the next Congress.

Looking ahead, we believe the economy is positioned for moderate growth in the range of 3% through next year. The slow-growth recovery, major cost cutting, and low inflation could potentially enable earnings to approach historical annual trend growth rates of approximately 7%. We believe the potential for better fiscal policy on the heels of adroit monetary policy should further encourage equity investors. While the uncertain geopolitical situation should continue to provide a ceiling for investor optimism, we believe the strengthening fundamentals may offer investors attractive opportunities heading into 2003.

Importance of diversification

The volatility we have experienced in the financial markets over the past several months offers many reasons for building and maintaining a diversified portfolio rather than making investment decisions based on anticipated market movements. Exposure to various types of investments should remain a key component of a well-balanced portfolio. Establishing a Systematic Investment Plan* (SIP) can also be an effective tool to help you achieve your investment goals. As with all investment decisions, remember to consult your financial advisor to develop a strategy that will support your long-term objectives.

Please visit our newly enhanced Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly online shareholder newsletter, Evergreen Events, through the “About Evergreen Investments” menu tab. Thank you for your continuing support of Evergreen Investments.

William M. Ennis President and Chief Executive Officer Evergreen Investment Company, Inc.	Dennis H. Ferro President and Chief Investment Officer Evergreen Investment Management Company, LLC

*

A regular investment program neither provides assurance of making a profit nor guarantees against loss in a declining market. You should consider your ability to make regular investments through periods of fluctuating price levels before choosing any regular investment plan.

E V E R G R E E N
Market Index Fund
Fund at a Glance as of November 30, 2002

MANAGEMENT TEAM
William E. Zieff
Global Structured Products Team Lead Manager

PERFORMANCE AND RETURNS(1)
Portfolio Inception Date:
10/15/2002	Class I
Class Inception Date	10/15/2002
Cumulative Return
Since portfolio inception	6.50%

(1)

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

“Standard & Poor’s,” “S&P,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

The fund’s investment objective is non-fundamental and may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of November 30, 2002, and subject to change.

E V E R G R E E N
Market Index Fund
Portfolio Manager Interview

How did the fund perform?

The fund’s Class I shares had a total return of 6.50% for the six-week period ended November 30, 2002. For the one-month period ended November 30, 2002, the fund’s Class I shares returned 5.86%, while the Standard & Poor’s 500 Index (S&P 500) returned 5.89%, and the median return of funds in the Lipper S&P 500 Index Objective Funds Classification was 5.82%.*  Lipper Inc. is an independent monitor of mutual fund performance.

The fund’s inception date was October 15, 2002, with a fiscal year end date of May 31. Although November 30 is the end of the semiannual reporting period, we will only report information for the six weeks the fund has been in operation.

*

Performance information for the fund’s benchmark and Lipper peer group is only available for monthly periods and is not available for a six-week period.

What is the fund’s strategy?

The fund’s objective is to provide exposure to the S&P 500 with limited deviation. Fund management uses an investment process designed to control trading and implementation costs and reduce tracking error. As a result, the fund’s performance should closely align with that of the index. Periodic rebalancing takes place in order to reflect the continually changing constituents of the index.

PORTFOLIO CHARACTERISTICS (as of 11/30/2002)
Total Net Assets	$459,577,516
Number of Holdings	500
P/E Ratio	19.5	x

What was the investment environment like for the period?

During October and November, the economy appeared to make a moderate recovery. The Dow Jones Industrial Average maintained its two-month winning streak through November; however, equity markets remained volatile. Gross domestic product (GDP) grew steadily at about 3% while the unemployment rate held stable in the range of 5.5% to 6%. Although these numbers were not particularly impressive, they are not terrible considering the factors shadowing the economy. Throughout the period, geopolitical uncertainty, corporate accounting scandals and sluggish growth worldwide continued to dampen the possibility of a recovery.

Uncertainty about the strength and timing of an economic recovery kept interest rates low throughout 2002. Despite the fact that interest rates were already near historic lows, the Federal Reserve Board saw further signs of a slowdown and aggressively lowered the federal funds rate by 50 basis points in early November to a 44-year low of 1.25%. In the past, low interest rates have kept the housing sector robust and propelled consumer spending. As people buy new homes, they typically buy other products which further stimulates the economy. Consumer spending, which has kept the economy afloat throughout the recent slowdown, decreased during the summer compared to earlier in the year, but picked up in October as retail sales exceeded expectations. In addition, consumer confidence rose in October despite worries about unemployment, the economy and political tension in the Middle East. While these figures are encouraging, confidence for both individuals and corporations will need to improve further before we see sustained increases in spending levels.

E V E R G R E E N
Market Index Fund
Portfolio Manager Interview

What were your principal strategies in this environment, and how did they affect performance?

We kept to our long-term discipline and maintained a portfolio that was broadly diversified. Sector weightings were consistent with the overall market.

TOP 5 SECTORS (as a percentage of 11/30/2002 net assets)
Financials	20.3%
Information Technology	15.6%
Health Care	14.4%
Consumer Discretionary	13.8%
Industrials	11.5%

What types of investments contributed positively to performance?

Technology, which represents a large weighting in the index, is responsible for over half of the positive return during the period, as the sector bounced back and produced double-digit returns. Positive performance from some of the larger cap names in the sector—IBM, Cisco, Microsoft and Intel–pushed performance higher. These stocks may also be benefiting from some year-end activity as portfolios are rebalanced. In general, the equity market appears to be responding quickly to any positive news and many of the stocks in technology, which had been beaten down over previous months to cheaper levels, bounced back as investors bought in favor of more expensive names in other sectors.

The telecommunications sector also experienced a comeback during the period, but because it represents a much smaller weighting in the portfolio, it did not impact performance to the degree that technology did. The materials and consumer discretionary sectors also experienced strong performance during the period.

What types of investments detracted from the fund’s performance?

Consumer staples and energy were the only two sectors in the index that had negative performance for the period. Energy was responsible for the majority of that negative performance as stocks came under pressure from lower oil prices, weaker than expected corporate earnings and increasing tension surrounding the Middle East.

TOP 10 HOLDINGS (as a percentage of 11/30/2002 net assets)
Microsoft Corp.	3.6%
General Electric Co.	3.1%
Wal-Mart Stores, Inc.	2.8%
Exxon Mobil Corp.	2.7%
Citigroup, Inc.	2.3%
Pfizer, Inc.	2.3%
American International Group, Inc.	2.0%
Johnson & Johnson Co.	2.0%
International Business Machines Corp.	1.7%
Intel Corp.	1.6%

E V E R G R E E N
Market Index Fund
Portfolio Manager Interview

What is your outlook for the next six months?

The equity markets were extremely volatile over the last year and it appears that more time is required for investor and corporate confidence to increase to a level that would propel additional spending. We will need to see rebounding profits before capital expenditures in the industrial sector increase. Most corporations are hesitant at this point to embark on aggressive hiring or spending plans given the continued economic uncertainty. However, we expect many companies have turned the corner and now have earnings prospects that, even if not stellar, will translate into delivered earnings growth commensurate with a moderate growth economy.

In general, we believe the downside is limited at current market levels, but we are cautious about upside potential due to uncertainty regarding the economy and the outlook for corporate earnings and spending. Despite reasonable valuations and an environment of low interest rates and inflation, it is hard to make the case that corporate earnings will rebound significantly in the near future. Consumer spending, which has been the engine driving economic growth in the past, seems an unlikely catalyst for accelerated growth from these levels.

Going forward, we expect accounting standards to be more stringent and corporate management to be more accountable for financial reporting. Over time, this, combined with increased public awareness, should help reduce investor fears and attract cash that has been sitting on the sidelines back into the equity market. Beyond reporting integrity, however, investors also will need to see bona fide improvement in earnings as evidence that a sustainable return to growth is underway before they reenter the equity market and help propel it forward. In this environment, we believe the fund provides a potentially effective way to gain broad exposure to the U.S. equity market as it is managed to replicate the S&P 500; and we believe it remains a solid long-term investment.

EVERGREEN MARKET INDEX FUND

Financial Highlights
(For a share outstanding throughout the period)

	Period Ended November 30, 2002 (unaudited) (a)

CLASS I
Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income	0.02
Net realized and unrealized gains or losses on securities	0.63

Total from investment operations	0.65

Net asset value, end of period	$10.65

Total return	6.50%

Ratios and supplemental data
Net assets, end of period (thousands)	$459,578
Ratios to average net assets
Expenses ‡	0.02	%†
Net investment income	1.95	%†
Portfolio turnover rate	0%

(a)

For the period from October 15, 2002 (commencement of class operations), to November 30, 2002.

‡

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

†

Annualized

See Notes to Financial Statements

EVERGREEN MARKET INDEX FUND
Schedule of Investments
November 30, 2002 (unaudited)

	Shares	Value

COMMON STOCKS 99.8%
CONSUMER DISCRETIONARY 13.8%
Auto Components 0.3%
Cooper Tire & Rubber Co.	3,900	$62,010
Dana Corp.	7,882	106,407
Delphi Automotive Systems Corp.	29,679	252,271
Goodyear Tire & Rubber Co.	9,300	76,632
Johnson Controls, Inc. *	4,709	390,329
TRW, Inc.	6,823	352,681
Visteon Corp.	6,934	55,819

		1,296,149

Automobiles 0.7%
Ford Motor Co.	96,700	1,100,446
General Motors Corp.	29,724	1,180,043
Harley-Davidson, Inc.	16,037	778,436

		3,058,925

Hotels, Restaurants & Leisure 1.1%
Carnival Corp., Class A	31,121	872,944
Darden Restaurants, Inc.	9,086	196,530
Harrah’s Entertainment, Inc. *	5,926	237,040
Hilton Hotels Corp.	19,947	273,074
International Game Technology *	4,596	354,352
Marriott International, Inc., Class A	12,827	458,565
McDonald’s Corp.	67,650	1,251,525
Starbucks Corp. *	20,601	447,866
Starwood Hotels & Resorts, Class B	10,579	267,966
Wendy’s International, Inc.	6,135	171,351
Yum! Brands, Inc. *	15,754	376,678

		4,907,891

Household Durables 0.5%
American Greetings Corp., Class A	3,489	56,766
Black & Decker Corp.	4,272	183,568
Centex Corp.	3,267	164,428
Fortune Brands, Inc.	7,961	388,258
KB Home	2,643	118,116
Leggett & Platt, Inc.	10,385	247,890
Maytag Corp.	4,134	127,782
Newell Rubbermaid, Inc.	14,173	449,568
Pulte Homes, Inc.	3,246	152,367
Snap-on, Inc.	3,095	92,664
Stanley Works	4,542	163,239
Tupperware Corp.	3,092	52,966
Whirlpool Corp.	3,617	194,522

		2,392,134

Internet & Catalog Retail 0.2%
eBay, Inc. *	16,208	1,117,542

Leisure Equipment & Products 0.3%
Brunswick Corp.	4,780	100,476
Eastman Kodak Co.	15,476	571,374

EVERGREEN MARKET INDEX FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

Hasbro, Inc.	9,184	117,739
Mattel, Inc.	23,171	477,786

		1,267,375

Media 4.2%
AOL Time Warner, Inc. *	236,771	3,875,941
Clear Channel Communications, Inc. *	32,489	1,411,972
Comcast Corp., Class A	122,307	2,866,866
Dow Jones & Co., Inc.	4,459	184,825
Gannett Co., Inc.	14,155	1,008,544
Interpublic Group of Companies, Inc.	20,356	304,729
Knight-Ridder, Inc.	4,416	276,927
McGraw-Hill Companies, Inc.	10,291	610,153
Meredith Corp.	2,631	114,738
New York Times Co., Class A	8,040	386,242
Omnicom Group, Inc.	9,972	678,595
TMP Worldwide, Inc. *	5,924	86,313
Tribune Co.	16,027	734,037
Univision Communications, Inc., Class A *	12,153	390,597
Viacom, Inc., Class B *	93,610	4,400,606
Walt Disney Co.	108,268	2,145,872

		19,476,957

Multi-line Retail 4.1%
Big Lots, Inc. *	6,152	78,130
Costco Wholesale Corp. *	24,125	779,238
Dillards, Inc., Class A	4,475	86,457
Dollar General Corp.	17,678	233,880
Family Dollar Stores, Inc.	9,192	271,072
Federated Department Stores, Inc. *	10,688	349,284
J.C. Penney Co., Inc.	14,180	336,491
Kohl’s Corp. *	17,859	1,223,341
May Department Stores Co.	15,284	373,847
Sears, Roebuck & Co.	16,760	464,252
Target Corp.	48,127	1,673,857
Wal-Mart Stores, Inc.	235,962	12,779,702

		18,649,551

Specialty Retail 2.1%
Autozone, Inc. *	5,228	427,128
Bed Bath & Beyond, Inc. *	15,494	537,487
Best Buy Co., Inc. *	17,048	471,889
Circuit City Stores, Inc.	11,138	107,816
Gap, Inc.	46,142	733,196
Home Depot, Inc.	124,990	3,302,236
Limited, Inc.	27,648	470,292
Lowe’s Companies, Inc.	41,284	1,713,286
Nordstrom, Inc.	7,165	143,300
Office Depot, Inc. *	16,402	290,479
RadioShack Corp.	9,099	216,101
Staples, Inc. *	24,801	478,659
Tiffany & Co.	7,728	219,321
TJX Companies, Inc.	28,633	560,348
Toys ‘R’ Us, Inc. *	11,266	153,330

EVERGREEN MARKET INDEX FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

		9,824,868

Textiles & Apparel 0.3%
Jones Apparel Group, Inc. *	6,835	251,528
Liz Claiborne, Inc.	5,658	182,188
Nike, Inc., Class B	14,156	633,906
Reebok International, Ltd. *	3,167	90,861
V.F. Corp.	5,803	219,701

		1,378,184

CONSUMER STAPLES 8.9%
Beverages 3.0%
Adolph Coors Co.	1,920	124,531
Anheuser-Busch Companies, Inc.	46,077	2,263,302
Brown-Forman Corp., Class B	3,627	239,745
Coca Cola Enterprises, Inc.	23,784	506,361
Coca-Cola Co.	131,683	6,010,012
Pepsi Bottling Group, Inc.	15,123	434,333
PepsiCo, Inc.	94,012	3,993,630

		13,571,914

Food & Drug Retailing 1.1%
Albertsons, Inc.	21,592	503,957
CVS Corp.	20,826	559,803
Kroger Co. *	41,842	658,175
Safeway, Inc. *	23,399	556,428
SuperValu, Inc.	7,094	127,550
SYSCO Corp.	35,190	1,035,290
Walgreen Co.	54,344	1,564,564
Winn-Dixie Stores, Inc.	7,458	111,273

		5,117,040

Food Products 1.3%
Archer-Daniels Midland Co.	34,562	460,712
Campbell Soup Co.	21,760	525,504
ConAgra, Inc.	28,493	694,375
General Mills, Inc.	19,509	870,492
H.J. Heinz Co.	18,616	648,209
Hershey Foods Corp.	7,247	466,634
Kellogg Co.	21,755	725,964
Sara Lee Corp.	41,616	970,901
W.M. Wrigley Junior Co.	11,957	643,167

		6,005,958

Household Products 2.0%
Clorox Co.	12,219	535,681
Colgate-Palmolive Co.	28,783	1,479,159
Kimberly-Clark Corp.	27,416	1,379,573
Procter & Gamble Co.	68,942	5,791,128

		9,185,541

Personal Products 0.5%
Alberto Culver Co., Class B	3,081	152,664
Avon Products, Inc.	12,518	642,799

EVERGREEN MARKET INDEX FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

Gillette Co.	56,111	1,701,285

		2,496,748

Tobacco 1.0%
Philip Morris Companies, Inc.	112,136	4,229,770
R.J. Reynolds Tobacco Holdings, Inc.	4,750	183,350
UST, Inc.	8,977	289,059

		4,702,179

ENERGY 5.6%
Energy Equipment & Services 0.8%
Baker Hughes, Inc.	17,899	586,013
BJ Services Co. *	8,315	278,137
Halliburton Co.	23,147	486,087
Nabors Industries, Ltd. *	7,661	271,200
Noble Corp. *	7,119	241,690
Rowan Co., Inc.	4,974	105,946
Schlumberger, Ltd.	30,632	1,355,466
Transocean Sedco Forex, Inc.	16,934	411,496

		3,736,035

Oil & Gas 4.8%
Amerada Hess Corp.	4,733	265,048
Anadarko Petroleum Corp.	13,183	622,238
Apache Corp.	7,628	410,997
Ashland, Inc.	3,657	106,675
Burlington Resources, Inc.	10,678	449,757
ChevronTexaco Corp.	56,659	3,797,853
ConocoPhillips	35,892	1,715,996
Devon Energy Corp.	8,299	380,011
EOG Resources, Inc.	6,162	238,901
Exxon Mobil Corp.	358,472	12,474,825
Kerr-McGee Corp.	5,324	240,911
Marathon Oil Corp.	16,435	328,700
Occidental Petroleum Corp.	19,967	556,081
Sunoco, Inc.	4,048	119,821
Unocal Corp.	13,679	405,582

		22,113,396

FINANCIALS 20.3%
Banks 7.2%
AmSouth Bancorp	19,024	362,788
Bank of America Corp.	79,712	5,586,217
Bank of New York Co., Inc.	38,528	1,169,325
Bank One Corp.	62,254	2,458,410
BB&T Corp.	25,649	974,406
Charter One Financial, Inc.	12,177	366,528
Comerica, Inc.	9,273	438,891
Fifth Third Bancorp	30,789	1,724,184
First Tennessee National Corp.	6,709	247,428
FleetBoston Financial Corp.	55,579	1,507,858
Golden West Financial Corp.	8,198	567,302
Huntington Bancshares, Inc.	12,762	249,752
KeyCorp	22,627	590,338

EVERGREEN MARKET INDEX FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

Marshall & Ilsley Corp.	11,153	316,968
Mellon Financial Corp.	23,084	693,674
National City Corp.	32,415	901,137
North Fork Bancorp, Inc.	8,668	301,733
Northern Trust Corp.	11,759	455,073
PNC Financial Services Group	15,065	635,743
Regions Financial Corp.	11,733	407,604
SouthTrust Corp.	18,395	480,845
Suntrust Banks, Inc.	15,119	886,881
Synovus Financial Corp.	15,725	327,552
U.S. Bancorp	101,557	2,224,098
Union Planters Corp.	10,605	312,848
Wachovia Corp.[o]	72,748	2,557,092
Washington Mutual, Inc.	51,319	1,846,458
Wells Fargo & Co.	90,116	4,164,260
Zions Bancorp	4,864	200,154

		32,955,547

Diversified Financials 8.1%
American Express Co.	70,497	2,744,448
Bear Stearns Companies, Inc.	5,235	335,040
Capital One Financial Corp.	11,753	397,251
Charles Schwab Corp.	72,405	835,554
Citigroup, Inc.	268,475	10,438,308
Countrywide Credit Industries, Inc.	6,662	328,437
Fannie Mae	52,783	3,327,968
Franklin Resources, Inc.	13,788	509,467
Freddie Mac	36,906	2,127,262
Goldman Sachs Group, Inc.	25,545	2,014,734
Household International, Inc.	24,125	692,387
J.P. Morgan Chase & Co.	105,767	2,662,155
Lehman Brothers Holdings, Inc.	12,918	793,165
MBNA Corp.	67,778	1,446,383
Merrill Lynch & Co., Inc.	45,904	1,996,824
Moody’s Corp.	8,243	362,857
Morgan Stanley Dean Witter & Co.	58,136	2,630,073
Principal Financial Group *	18,401	533,629
Providian Financial Corp.	15,329	93,200
Prudential Financial, Inc. *	30,777	925,772
SLM Corp.	8,204	801,777
State Street Corp.	17,189	773,505
Stilwell Financial, Inc.	11,798	173,667
T. Rowe Price Group, Inc.	6,495	197,383

		37,141,246

Insurance 4.7%
Ace, Ltd.	13,920	474,672
AFLAC, Inc.	27,438	846,462
Allstate Corp.	37,432	1,460,971
AMBAC Financial Group, Inc.	5,616	351,056
American International Group, Inc.	138,493	9,022,819
Aon Corp.	16,166	294,868
Chubb Corp.	9,113	534,022

EVERGREEN MARKET INDEX FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

Cincinnati Financial Corp.	8,592	330,792
Hartford Financial Services Group, Inc.	13,137	644,501
Jefferson-Pilot Corp.	7,840	299,096
John Hancock Financial Services, Inc.	15,400	470,778
Lincoln National Corp.	9,771	343,353
Loew’s Corp.	9,872	399,619
Marsh & McLennan Co.	28,419	1,341,377
MBIA, Inc.	7,803	354,880
MetLife, Inc.	37,233	999,334
MGIC Investment Corp.	5,447	254,212
Progressive Corp.	11,549	654,135
SAFECO Corp.	7,262	262,812
St. Paul Companies, Inc.	12,005	447,066
Torchmark Corp.	6,322	234,799
Travelers Property Casualty Corp., Class B *	53,048	848,768
UnumProvident Corp.	12,805	218,325
XL Capital, Ltd., Class A	7,202	595,893

		21,684,610

Real Estate 0.3%
Equity Office Properties Trust REIT	22,214	571,122
Equity Residential Properties Trust REIT	14,616	381,770
Simon Property Group, Inc. REIT	9,842	331,872

		1,284,764

HEALTH CARE 14.4%
Biotechnology 1.0%
Amgen, Inc. *	67,805	3,200,396
Biogen, Inc. *	7,879	347,858
Chiron Corp. *	10,025	403,005
Genzyme Corp. *	11,367	372,837
MedImmune, Inc. *	13,297	350,775

		4,674,871

Health Care Equipment & Supplies 1.8%
Applera Corp.	11,266	246,275
Bausch & Lomb, Inc.	2,860	107,936
Baxter International, Inc.	31,992	1,023,424
Becton Dickinson & Co.	13,618	404,046
Biomet, Inc.	13,966	384,065
Boston Scientific Corp. *	21,584	906,528
C.R. Bard, Inc.	2,735	151,793
Guidant Corp. *	16,218	485,405
Medtronic, Inc.	64,367	3,009,157
Saint Jude Medical, Inc. *	9,384	326,751
Stryker Corp.	10,486	648,559
Zimmer Holdings, Inc. *	10,333	388,934

		8,082,873

Health Care Providers & Services 1.6%
Aetna, Inc.	7,975	301,056
AmerisourceBergen Corp.	5,617	325,898
Anthem, Inc. *	7,478	443,072
Cardinal Health, Inc.	23,960	1,474,499

EVERGREEN MARKET INDEX FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

CIGNA Corp.	7,434	323,602
HCA-The Healthcare Corp.	27,499	1,104,910
Health Management Associates, Inc., Class A *	12,645	221,667
HealthSouth Corp. *	21,026	85,576
Humana, Inc. *	8,991	93,596
Manor Care, Inc. *	5,215	101,588
McKesson Corp.	15,386	398,805
Quintiles Transnational Corp. *	6,237	73,285
Tenet Healthcare Corp. *	25,929	478,390
UnitedHealth Group, Inc.	16,096	1,311,019
Wellpoint Health Networks, Inc., Class A *	7,728	508,734

		7,245,697

Pharmaceuticals 10.0%
Abbott Laboratories, Inc.	82,875	3,628,268
Allergan, Inc.	6,856	403,064
Bristol-Myers Squibb Co.	102,757	2,723,061
Eli Lilly & Co.	59,599	4,070,612
Forest Laboratories, Inc. *	9,535	1,023,392
Johnson & Johnson Co.	157,837	8,999,866
King Pharmaceuticals, Inc. *	12,927	245,354
Merck & Co., Inc.	119,336	7,089,752
Pfizer, Inc.	328,352	10,356,222
Pharmacia Corp.	68,443	2,895,139
Schering-Plough Corp.	77,790	1,762,721
Watson Pharmaceuticals, Inc. *	5,668	169,983
Wyeth	70,296	2,701,475

		46,068,909

INDUSTRIALS 11.5%
Aerospace & Defense 1.7%
B.F. Goodrich Corp.	6,100	112,240
Boeing Co.	44,522	1,513,748
General Dynamics Corp.	10,715	872,737
Honeywell International, Inc.	43,462	1,124,362
Lockheed Martin Corp.	24,131	1,259,638
Northrop Grumman Corp.	5,992	580,685
Raytheon Co.	21,372	623,421
Rockwell Collins, Inc.	9,704	207,666
United Technologies Corp.	25,024	1,563,249

		7,857,746

Air Freight & Couriers 1.0%
FedEx Corp.	15,788	829,975
United Parcel Service, Inc., Class B	59,224	3,752,433

		4,582,408

Airlines 0.2%
AMR Corp. *	8,228	63,685
Delta Air Lines, Inc.	6,538	88,263
Southwest Airlines Co.	41,001	680,616

		832,564

Building Products 0.2%

EVERGREEN MARKET INDEX FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

American Standard Companies, Inc. *	3,811	283,843
Crane Co.	3,173	65,269
Masco Corp.	26,318	530,834

		879,946

Commercial Services & Supplies 2.0%
Allied Waste Industries, Inc. *	10,458	111,691
Apollo Group, Inc., Class A *	9,204	379,665
Automatic Data Processing, Inc.	32,897	1,430,033
Avery Dennison Corp.	5,827	375,492
Cendant Corp. *	55,180	694,164
Cintas Corp.	9,014	454,937
Concord EFS, Inc. *	27,215	408,225
Convergys Corp. *	9,187	158,384
Deluxe Corp.	3,315	143,871
Equifax, Inc.	7,628	185,360
First Data Corp.	40,164	1,391,281
Fiserv, Inc. *	10,198	345,916
H&R Block, Inc.	9,585	367,393
IMS Health, Inc.	15,052	249,863
Paychex, Inc.	19,940	582,248
Pitney Bowes, Inc.	12,646	446,404
R.R. Donnelley & Sons Co.	6,011	127,854
Robert Half International, Inc. *	9,290	182,549
Sabre Group Holdings, Inc., Class A *	7,685	167,226
Waste Management, Inc.	32,447	808,579
Xerox Corp. *	38,732	337,743

		9,348,878

Construction & Engineering 0.0%
Fluor Corp.	4,278	117,303
McDermott International, Inc. *	3,358	11,081

		128,384

Electrical Equipment 0.5%
American Power Conversion Corp. *	10,399	167,424
Cooper Industries, Ltd., Class A	4,945	188,009
Emerson Electric Co.	22,336	1,164,822
Molex, Inc.	10,266	287,961
Power-One, Inc. *	4,235	33,457
Rockwell Automation, Inc.	9,856	207,469
Thomas & Betts Corp.	3,092	57,820

		2,106,962

Industrial Conglomerates 4.2%
3M Co.	20,690	2,686,596
General Electric Co.	527,805	14,303,515
Textron, Inc.	7,326	315,751
Tyco International, Ltd.	105,840	1,888,186

		19,194,048

Machinery 1.2%
Caterpillar, Inc.	18,257	911,024
Cummins, Inc.	2,190	68,854

EVERGREEN MARKET INDEX FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

Danaher Corp.	8,021	504,040
Deere & Co.	12,647	646,894
Dover Corp.	10,753	335,494
Eaton Corp.	3,739	283,678
Illinois Tool Works, Inc.	16,254	1,105,109
Ingersoll-Rand Co., Class A	8,974	414,599
ITT Industries, Inc.	4,862	293,081
Navistar International Corp. *	3,207	98,968
Paccar, Inc.	6,146	301,154
Pall Corp.	6,510	124,211
Parker-Hannifin Corp.	6,261	292,326

		5,379,432

Road & Rail 0.4%
Burlington Northern Santa Fe Corp.	20,186	511,311
CSX Corp.	11,293	312,252
Norfolk Southern Corp.	20,606	406,556
Ryder Systems, Inc.	3,300	75,900
Union Pacific Corp.	13,409	776,381

		2,082,400

Trading Companies & Distributors 0.1%
Genuine Parts Co.	9,269	294,661
W.W. Grainger, Inc.	4,938	265,566

		560,227

INFORMATION TECHNOLOGY 15.6%
Communications Equipment 2.2%
ADC Telecommunications, Inc. *	42,249	91,680
Andrew Corp. *	5,202	58,523
Avaya, Inc. *	19,200	55,680
CIENA Corp. *	22,897	152,265
Cisco Systems, Inc. *	388,133	5,790,944
Comverse Technology, Inc. *	9,921	120,243
Corning, Inc.	60,898	269,778
Lucent Technologies, Inc.	182,099	318,673
Motorola, Inc.	121,959	1,387,893
QUALCOMM, Inc. *	41,226	1,699,336
Scientific Atlanta, Inc.	8,308	112,989
Tellabs, Inc. *	21,824	193,579

		10,251,583

Computers & Peripherals 3.9%
Apple Computer, Inc. *	19,037	295,073
Dell Computer Corp. *	137,628	3,932,032
EMC Corp. *	116,895	847,489
Gateway, Inc. *	17,189	65,490
Hewlett-Packard Co.	161,875	3,153,325
International Business Machines Corp.	89,881	7,828,635
Lexmark International Group, Inc., Class A *	6,691	442,543
NCR Corp. *	5,201	143,548
Network Appliance, Inc. *	17,850	247,580
QLogic Corp. *	4,953	215,158
Sun Microsystems, Inc. *	172,210	738,953

EVERGREEN MARKET INDEX FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

		17,909,826

Electronic Equipment & Instruments 0.5%
Agilent Technologies, Inc. *	24,627	478,010
Jabil Circuit, Inc. *	10,484	224,882
JDS Uniphase Corp. *	72,230	246,304
Millipore Corp.	2,565	94,546
PerkinElmer, Inc.	6,631	56,761
Sanmina Corp. *	27,830	133,584
Solectron Corp. *	43,703	201,908
Symbol Technologies, Inc.	12,172	125,250
Tektronix, Inc. *	4,735	93,374
Thermo Electron Corp. *	8,832	173,019
Waters Corp. *	6,958	186,475

		2,014,113

Internet Software & Services 0.1%
Yahoo, Inc. *	31,859	582,064

IT Consulting & Services 0.3%
Computer Sciences Corp. *	9,102	317,569
Electronic Data Systems Corp.	25,479	472,380
SunGard Data Systems, Inc. *	14,990	350,316
Unisys Corp. *	17,144	192,013

		1,332,278

Semiconductor Equipment & Products 3.4%
Advanced Micro Devices, Inc. *	18,159	154,352
Altera Corp. *	20,261	294,392
Analog Devices, Inc. *	19,399	595,355
Applied Materials, Inc. *	87,270	1,487,954
Applied Micro Circuits Corp. *	15,972	72,832
Broadcom Corp., Class A *	14,533	284,120
Intel Corp.	353,568	7,382,500
KLA-Tencor Corp. *	10,032	443,113
Linear Technology Corp.	16,837	559,494
LSI Logic Corp. *	19,725	163,520
Maxim Integrated Products, Inc. *	17,130	720,317
Micron Technology, Inc. *	32,021	506,252
National Semiconductor Corp. *	9,591	194,697
Novellus Systems, Inc. *	7,695	279,252
NVIDIA Corp. *	8,118	139,061
PMC-Sierra, Inc. *	8,872	72,307
Teradyne, Inc. *	9,710	159,147
Texas Instruments, Inc.	91,968	1,849,476
Xilinx, Inc. *	17,905	441,179

		15,799,320

Software 5.2%
Adobe Systems, Inc.	12,732	375,976
Autodesk, Inc.	6,084	94,241
BMC Software, Inc. *	12,789	228,923
Citrix Systems, Inc. *	9,280	109,040
Computer Associates International, Inc.	30,645	463,046

EVERGREEN MARKET INDEX FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

Compuware Corp. *	19,941	108,878
Electronic Arts, Inc. *	7,386	501,214
Intuit, Inc. *	11,226	605,530
Mercury Interactive Corp. *	4,458	149,254
Microsoft Corp. *	287,282	16,610,645
Novell, Inc. *	19,323	68,983
Oracle Corp. *	288,223	3,501,909
Parametric Technology Corp. *	13,855	42,951
Peoplesoft, Inc. *	16,560	325,238
Rational Software Corp. *	10,246	94,776
Siebel Systems, Inc. *	25,353	215,754
Veritas Software Corp. *	21,776	395,888

		23,892,246

MATERIALS 2.9%
Chemicals 1.6%
Air Products & Chemicals, Inc.	12,053	532,984
Dow Chemical Co.	48,311	1,541,121
E.I. du Pont de Nemours & Co.	52,693	2,351,162
Eastman Chemical Co.	4,100	160,433
Ecolab, Inc.	6,860	340,736
Engelhard Corp.	6,823	165,390
Great Lakes Chemical Corp.	2,662	66,816
Hercules, Inc. *	5,793	54,570
International Flavors & Fragrances, Inc.	5,025	165,925
Monsanto Co.	13,860	243,797
PPG Industries, Inc.	8,984	449,919
Praxair, Inc.	8,562	505,158
Rohm & Haas Co.	11,727	415,019
Sherwin-Williams Co.	7,984	230,179
Sigma-Aldrich Corp.	3,886	195,271

		7,418,480

Construction Materials 0.0%
Vulcan Materials Co.	5,383	203,155

Containers & Packaging 0.2%
Ball Corp.	3,009	148,885
Bemis Co., Inc.	2,808	145,230
Pactiv Corp. *	8,407	174,025
Sealed Air Corp. *	4,452	168,330
Temple-Inland, Inc.	2,844	139,498

		775,968

Metals & Mining 0.5%
Alcoa, Inc.	44,783	1,144,206
Allegheny Technologies, Inc.	4,277	30,580
Freeport-McMoRan Copper & Gold, Inc., Class B *	7,686	119,133
Newmont Mining Corp.	21,298	498,586
Nucor Corp.	4,146	208,295
Phelps Dodge Corp. *	4,716	148,177
United States Steel Corp.	5,402	78,221
Worthington Industries, Inc.	4,540	79,995

		2,307,193

EVERGREEN MARKET INDEX FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

Paper & Forest Products 0.6%
Boise Cascade Corp.	3,091	83,704
Georgia-Pacific Corp.	12,215	253,217
International Paper Co.	25,557	1,003,112
Louisiana Pacific Corp.	5,547	49,701
MeadWestvaco Corp.	10,605	265,549
Plum Creek Timber Co., Inc.	9,806	238,776
Weyerhaeuser Co.	11,614	610,897

		2,504,956

TELECOMMUNICATION SERVICES 4.2%
Diversified Telecommunication Services 3.8%
ALLTEL Corp.	16,498	908,710
AT&T Corp.	40,795	1,143,903
BellSouth Corp.	99,291	2,760,290
Centurytel, Inc.	7,526	232,403
Citizens Communications Co. *	14,971	147,614
Qwest Communications International, Inc. *	88,957	430,552
SBC Communications, Inc.	176,390	5,027,115
Sprint Corp.	47,360	690,509
Verizon Communications, Inc.	144,738	6,061,627

		17,402,723

Wireless Telecommunications Services 0.4%
AT&T Wireless Services, Inc. *	143,635	1,084,444
Nextel Communications, Inc., Class A *	48,310	664,262
Sprint Corp. (PCS Group), Ser. 1	52,889	304,641

		2,053,347

UTILITIES 2.6%
Electric Utilities 2.3%
AES Corp. *	28,790	61,035
Allegheny Energy, Inc.	6,667	45,936
Ameren Corp.	7,688	317,899
American Electric Power Co., Inc.	17,974	510,821
Calpine Corp. *	19,983	88,525
Centerpoint Energy, Inc.	16,130	123,394
Cinergy Corp.	8,894	288,166
CMS Energy Corp.	7,632	75,938
Consolidated Edison, Inc.	11,306	449,413
Constellation Energy Group, Inc.	8,718	229,719
Dominion Resources, Inc.	16,159	823,301
DTE Energy Co.	8,884	393,828
Duke Energy Corp.	47,090	929,557
Edison International *	17,283	191,668
Entergy Corp.	11,884	519,687
Exelon Corp.	17,082	857,345
FirstEnergy Corp.	15,788	500,164
FPL Group, Inc.	9,661	568,067
Mirant Corp. *	21,324	44,780
NiSource, Inc.	12,925	251,908
PG&E Corp. *	20,858	288,049
Pinnacle West Capital Corp.	4,497	144,444

EVERGREEN MARKET INDEX FUND
Schedule of Investments continued
November 30, 2002 (unaudited)

	Shares	Value

PPL Corp.	8,592	286,114
Progress Energy, Inc.	12,516	525,672
Public Service Enterprise Group, Inc.	11,757	352,005
Southern Co.	37,593	983,433
TECO Energy, Inc.	9,181	135,328
TXU Corp.	16,385	252,657
Xcel Energy, Inc.	21,115	226,775

		10,465,628

Gas Utilities 0.3%
El Paso Corp.	31,025	264,333
Keyspan Corp.	7,501	264,710
Kinder Morgan, Inc.	6,462	265,265
NICOR, Inc.	2,334	73,545
Peoples Energy Corp.	1,881	67,697
Sempra Energy	10,865	251,742

		1,187,292

Multi-Utilities 0.0%
Dynegy, Inc., Class A	19,592	22,922
Williams Companies, Inc.	27,400	72,610

		95,532

Total Common Stocks		458,585,603

SHORT-TERM INVESTMENTS 0.0%

MUTUAL FUND SHARES 0.0%
Evergreen Institutional Money Market Fund ø	266,847	266,847

Total Investments (cost $432,117,007) 99.8%		458,852,450
Other Assets and Liabilities 0.2%		725,066

Net Assets 100.0%		$459,577,516

EVERGREEN MARKET INDEX FUND
Notes to Schedule of Investments
November 30, 2002 (unaudited)

*

Non-income producing security.

o

Investment in non-controlled affiliate.

Ø

The advisor of the fund and the advisor of the money market fund are each a division of Wachovia Corporation.

Summary of Abbreviations:

REIT

Real Estate Investment Trust

See Notes to Financial Statements

EVERGREEN MARKET INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2002 (unaudited)

Assets
Identified cost of securities	$432,117,007
Net unrealized gains on securities	26,735,443

Market value of securities	458,852,450
Dividends and interest receivable	792,568
Receivable from investment advisor	5,072
Prepaid expenses and other assets	489

Total assets	459,650,579

Liabilities
Payable for securities purchased	24,577
Due to other related parties	3,787
Accrued expenses and other liabilities	44,699

Total liabilities	73,063

Net assets	$459,577,516

Net assets represented by
Paid-in capital	$431,742,074
Undistributed net investment income	1,010,017
Accumulated net realized gains on securities	89,982
Net unrealized gains on securities	26,735,443

Total net assets	$459,577,516

Shares outstanding - Class I	43,147,627

Net asset value per share	$10.65

See Notes to Financial Statements

EVERGREEN MARKET INDEX FUND

STATEMENT OF OPERATIONS
Period Ended November 30, 2002 (unaudited) (a)

Investment income
Dividends	$991,416
Interest	28,949

Total investment income	1,020,365

Expenses
Advisory fee	165,575
Administrative services fees	51,944
Transfer agent fee	5
Trustees’ fees and expenses	947
Custodian fee	5,521
Registration and filing fees	13,841
Professional fees	8,758
Printing and postage fees	5,311
Other	6,371

Total expenses	258,273
Less: Expense reduction	(207)
Fee waivers and expense reimbursements	(247,718)

Net expenses	10,348

Net investment income	1,010,017

Net realized and unrealized gains or losses on securities
Net realized gains on securities	89,982
Net change in unrealized gains or losses on securities	26,735,443

Net realized and unrealized gains or losses on securities	26,825,425

Net increase in net assets resulting from operations	$27,835,442

(a)

For the period from October 15, 2002 (commencement of operations), to November 30, 2002.

See Notes to Financial Statements

EVERGREEN MARKET INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

		Period Ended November 30, 2002 (unaudited) (a)

Operations
Net investment income		$1,010,017
Net realized gains on securities		89,982
Net change in unrealized gains or losses on securities		26,735,443

Net increase in net assets resulting from operations		27,835,442

	Shares

Capital share transactions
Proceeds from shares sold	43,147,627	431,742,074

Total increase in net assets		459,577,516
Net assets
Beginning of period		0

End of period		$459,577,516

Undistributed net investment income		$1,010,017

(a)

For the period from October 15, 2002 (commencement of operations), to November 30, 2002.

See Notes to Financial Statements

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Evergreen Market Index Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”) shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price reported on the national securities exchange, where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

d. Federal taxes

The Fund intends to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains. Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Notes to Financial Statements (unaudited) continued

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.32% of the Fund’s average daily net assets.

During the period ended November 30, 2002, the investment advisor waived its fees in the amount of $165,575 and reimbursed $82,143, respectively, which represents 0.32% and 0.16%, respectively, of the Fund’s average daily net assets.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the period ended November 30, 2002, the Fund did not pay any brokerage commissions to Wachovia Securities, Inc.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $301,695,480 and $1,254,693, respectively, for the period ended November 30, 2002.

On November 30, 2002, the aggregate cost of securities for federal income tax purposes was $432,117,007. The gross unrealized appreciation and depreciation on securities based on tax cost was $37,031,668 and $10,296,225, respectively, with a net unrealized appreciation of $26,735,443.

5. INTERFUND LENDING

Pursuant to an exemptive order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the funds to borrow from, or lend money to, other participating funds.

During the period ended November 30, 2002, the Fund did not participate in the interfund lending program.

6. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced. During the period ended November 30, 2002, the Fund received expense reductions from expense offset arrangements of $207, which represents 0.00% of its average daily net assets on an annualized basis.

7. DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

Notes to Financial Statements (unaudited) continued

8. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the period ended November 30, 2002, the Fund had no borrowings under this agreement.

TRUSTEES AND OFFICERS

TRUSTEES(1)

Charles A. Austin III
Trustee
DOB: 10/23/1934
Term of office since: 1991
Other directorships: None
Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research &
Management Company (investment advice); Former Director, Health Development Corp.
(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust.

K. Dun Gifford
Trustee
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None
Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director,
and Executive Vice President, The London Harness Company (leather goods purveyor); Former
Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor
Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr.
Trustee
DOB: 2/14/1939
Term of office since: 1983
Other directorships: Trustee,
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund
Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
Former Chairman of the Board and Chief Executive Officer, Carson Products Company
(manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor
Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None
Principal occupations: Sales Manager, SMI-STEEL–South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust.

Thomas L. McVerry
Trustee
DOB: 8/2/1938
Term of office since: 1993
Other directorships: None
Principal occupations: Director of Carolina Cooperative Credit Union; Former Director, Mentor
Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit
Trustee
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None
Principal occupations: Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former
Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson
Trustee
DOB: 9/19/1941
Term of office since: 1982
Other directorships: None
Principal occupations: President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications);
Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry
Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment);
Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None
Principal occupations: Medical Director, Healthcare Resource Associates, Inc.; Former Medical
Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care;
Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Michael S. Scofield
Trustee
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None
Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard J. Shima
Trustee
DOB: 8/11/1939
Term of office since: 1993
Other directorships: None
Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater
Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former
Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of
Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former
Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford
Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust.

Richard K.Wagoner, CFA(2)
Trustee
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None
Principal occupations: Current Member and Former President, North Carolina Securities Traders
Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice
President and Head of Capital Management Group, First Union National Bank; Former
Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock
Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS

William M. Ennis(3)
President
DOB: 6/26/1960
Term of office since: 1999
President and Chief Executive Officer, Evergreen Investment Company, Inc. and Chief Operating
Officer, Capital Management Group,Wachovia Bank, N.A.

Carol Kosel(4)
Treasurer
DOB: 12/25/1963
Term of office since: 1999
Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.;
former Senior Manager, KPMG LLP.

Michael H. Koonce(4)
Secretary
DOB: 4/20/1960
Term of office since: 2000
Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice
President and Assistant General Counsel,Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and
Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt(5)
Vice President and Assistant Treasurer
DOB: 6/6/1963
Term of office since: 1998
Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union
National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group,
PricewaterhouseCoopers LLP, New York.

Bryan Haft(5)
Vice President
DOB: 1/23/1965
Term of office since: 1998
Team Leader, Fund Administration, BISYS Fund Services.

(1)

Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 105 Evergreen funds.

(2)

Mr.Wagoner is an “interested person” of the fund because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the fund’s investment advisor.

(3)

The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

(4)

The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

(5)

The address of the Officer is 3435 Stelzer Road, Columbus, OH 43219.

Additional information about the fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

564621           1/2003